Note 9 - Fixed Assets (Details Textual) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Finance Lease, Right-of-Use Asset, after Accumulated Amortization, Total	$ 24,198	$ 21,060
Finance Lease, Right-of-use Asset, Net Book Value	$ 11,416	$ 10,745